Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2014
Accounting Policies [Abstract]
Share based payments

	Year Ended April 30,
	2014	2013	2012
Share-based compensation expense included in selling, distribution, and administrative expenses	$22.1	$20.5	$19.3
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	0.8	2.5

Total share-based compensation expense	$22.9	$21.3	$21.8

Related income tax benefit	$7.7	$7.1	$7.5